Financial Instruments	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

21.   FINANCIAL INSTRUMENTS

21.1       Financial instruments, classified by type and category

a)	The detail of financial assets, less cash and cash equivalents, classified by type and category, as of December 31, 2018 and 2017 is as follows:

	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives designated for hedging
Balance as of 12-31-2018	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	269,031	—
Trade and other receivables	—	371,656,536	—	—
Derivative instruments	1,491,497	—	1,423,613	38,169,894
Other financial assets	—	84,580	—	—
Total current	1,491,497	371,741,116	1,692,644	38,169,894
Equity instruments	—	—	2,326,484	—
Trade and other receivables	—	1,156,638	—	—
Derivative instruments	36,086	—	—	—
Total non-current	36,086	1,156,638	2,326,484	—
Total	1,527,583	372,897,754	4,019,128	38,169,894

	Financial assets at fair value with changes in results	Financial assets measured at amortized cost	Financial assets at fair value with changes in other comprehensive income	Financial derivatives designated for hedging
Balance as of 12-31-2017	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables	—	301,379,119	—	—
Derivative instruments	10,343,671	—	5,742,633	20,038,433
Other financial assets	—	82,127	—	—
Total current	10,343,671	301,461,246	5,742,633	20,038,433
Equity instruments	6,353	—	2,595,342	—
Trade and other receivables	—	1,032,923	—	—
Derivative instruments	—	—	—	30,789,703
Total non-current	6,353	1,032,923	2,595,342	30,789,703
Total	10,350,024	302,494,169	8,337,975	50,828,136

b)	The detail of financial liabilities, classified by type and category, as of December 31, 2018 and 2017 is as follows:

	Financial liabilities at fair value with changes in results	Financial liabilities measured at amortized cost	Financial liabilities at fair value with changes in other comprehensive income	Financial derivatives designated for hedging
Balance as of 12-31-2018	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	43,946,822	—	—
Trade and other current payables	—	419,006,236	—	—
Derivative instruments	756,005	—	7,161,949	81,195,765
Other financial liabilities	—	—	—	—
Total current	756,005	462,953,058	7,161,949	81,195,765
Interest-bearing loans	—	797,023,880	—	—
Trade and other current payables	—	450,421	—	—
Derivative instruments	159,630	—	—	2,629,715
Total non-current	159,630	797,474,301	—	2,629,715
Total	915,635	1,260,427,359	7,161,949	83,825,480

	Financial liabilities held for trading	Loans and payables	Financial liabilities at fair value with changes in other comprehensive income	Financial derivatives designated for hedging
Balance as of 12-31-2017	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	17,255,679	—	—
Trade and other current payables	—	429,451,249	—	—
Derivative instruments	1,255,478	—	—	304,278
Other financial liabilities	889,026	—	—	—
Total current	2,144,504	446,706,928	—	304,278
Interest-bearing loans	—	760,932,929	—	—
Trade and other current payables	—	951,161	—	—
Derivative instruments	—	—	—	21,045,216
Total non-current	—	761,884,090	—	21,045,216
Total	2,144,504	1,208,591,018	—	21,349,494

21.2       Derivative instruments

The risk management policy of the Group primarily uses interest rate and foreign exchange rate derivatives to hedge its exposure to interest rate and foreign currency risks.

The Company classifies its derivatives as follows:

-	Derivatives designated for Cash flow hedges: Those that hedge the cash flows of the underlying hedged item.
-	Derivatives designated for Fair value hedges: Those that hedge the fair value of the underlying hedged item.
-

Non-hedge derivatives: Financial derivatives that do not meet the requirements established by IFRS to be designated as hedge instruments are recognized at fair value with changes in net profit (assets held for trading).

a)       Assets and liabilities for hedge derivative instruments

As of December 31, 2018 and 2017, financial derivative transactions qualifying as hedge instruments resulted in recognition of the following assets and liabilities in the consolidated statement of financial position:

	Balance as of
	12-31-2018				12-31-2017
	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedge:	38,169,894	—	81,195,765	2,629,715	20,038,433	30,789,703	304,278	21,045,216
Cash flow hedge	38,169,894	—	81,195,765	2,629,715	20,038,433	30,789,703	304,278	21,045,216
Total	38,169,894	—	81,195,765	2,629,715	20,038,433	30,789,703	304,278	21,045,216

-	General information on hedge derivative instruments

Hedge derivative instruments and their corresponding hedged instruments are shown in the following table:

Type of	Description of		Fair value of hedged item	Fair value of hedged item
hedging	hedging	Description of	12-31-2018	12-31-2017	Type of risks
instrument	instrument	hedged item	ThCh$	ThCh$	hedged
SWAP	Exchange rate	Unsecured liabilities (bonds)	(18,892,399)	7,696,061	Cash flow
FORWARD	Exchange rate	Revenues	(26,763,187)	21,782,581	Cash flow

For the years ended December 31, 2018 and 2017, the Group has not recognized gains or losses for ineffective cash flow hedges, based in results of hedge effectiveness test.

b)       Financial derivative instrument assets and liabilities at fair through profit or loss

As of December 31, 2018 and 2017, financial derivative transactions recognized at fair value through profit or loss, resulted in the recognition of the following assets and liabilities in the statement of financial position:

	Balance as of
	12-31-2018				12-31-2017
	Asset		Liabilities		Asset		Liabilities
	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$
Non-hedging derivative instruments	41,023	36,086	207,957	159,630	402,716	—	1,255,478	—
Total	41,023	36,086	207,957	159,630	402,716	—	1,255,478	—

These derivative instruments correspond to forward contracts entered into by the Group, whose purpose is to hedge the exchange rate risk related to future obligations arising from civil works contracts linked to the construction of the Los Cóndores Plant. Although these hedges have an economic background, they do not qualify as accounting hedge because they do not strictly comply with the accounting hedge requirements established in NIIF 9 “Financial Instruments: Recognition and Measurement”.

c)       Other disclosures on financial derivatives

The following tables present the fair value of hedging and non-hedging financial derivatives entered into by the Group as well as the remaining contractual maturities as of December 31, 2018 and 2017:

	Balance as of 12-31-2018
		Notional value
	Fair value	Less than one year	1 - 2 years	2 - 3 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges:	(45,655,586)	1,227,557,071	76,355,223	—	1,303,912,294
Cash flow hedges	(45,655,586)	1,227,557,071	76,355,223	—	1,303,912,294
Derivatives not designated for hedge accounting	(290,478)	34,525,045	29,457,793	1,913,220	65,896,058
Total	(45,946,064)	1,262,082,116	105,813,016	1,913,220	1,369,808,352

	Balance as of 12-31-2017
		Notional value
	Fair value	Less than one year	1 - 2 years	2 - 3 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Exchange rate hedges:	29,478,642	306,350,419	525,812,635	—	832,163,054
Cash flow hedges	29,478,642	306,350,419	525,812,635	—	832,163,054
Derivatives not designated for hedge accounting	(852,762)	19,682,638	—	—	19,682,638
Total	28,625,880	326,033,057	525,812,635	—	851,845,692

The hedging and non-hedging derivatives contractual maturities do not represent the Group’s total risk exposure, as the amounts recorded in the above tables have been drawn up based on undiscounted contractual cash inflows and outflows for their settlement.

21.3       Fair value hierarchy

Financial instruments recognized at fair value in the consolidated statement of financial position are classified based on the hierarchy described in Note 3.g above.

The following table presents financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

		Fair value measured at end of
	Balance as of	reporting period using:
	12-31-2018	Level 1	Level 2	Level 3
Financial instruments measured at fair value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets
Financial derivatives designated as cash flow hedges	38,169,894	—	38,169,894	—
Financial derivatives not designated for hedge accounting	77,109	—	77,109	—
Commodity derivatives designated as non-cash flow hedge	1,450,474	—	1,450,474	—
Commodity derivatives designated as cash flow hedges	1,423,613	—	1,423,613	—
Available-for-sale financial assets, non-current	—	—	—	—
Equity instruments at fair value with changes in other comprehensive income	2,595,515	2,326,484	269,031
Total	43,716,605	2,326,484	41,390,121	—
Financial Liabilities
Financial derivatives designated as cash flow hedges	83,825,480	—	83,825,480	—
Financial derivatives not designated for hedge accounting	367,587	—	367,587	—
Commodity derivatives designated as non-cash flow hedge	548,048	—	548,048	—
Commodity derivatives designated as fair value hedge	7,161,949	—	7,161,949	—
Total	91,903,064	—	91,903,064	—

		Fair value measured at end of
	Balance as of	reporting period using:
	12-31-2017	Level 1	Level 2	Level 3
Financial instruments measured at fair value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets
Financial derivatives designated as cash flow hedges	50,828,136	—	50,828,136	—
Financial derivatives not designated for hedge accounting	402,716	—	402,716	—
Commodity derivatives designated as non-cash flow hedge	9,940,955	—	9,940,955	—
Commodity derivatives designated as cash flow hedges	5,472,633	—	5,742,633	—
Available-for-sale financial assets, non-current	6,353	6,353	—	—
Total	66,650,793	6,353	66,914,440	—
Financial Liabilities
Financial derivatives designated as cash flow hedges	21,349,494	—	21,349,494	—
Financial derivatives not designated for hedge accounting	1,255,478	—	1,255,478	—
Commodity derivatives designated as non-cash flow hedge	889,026	—	889,026	—
Commodity derivatives designated as fair value hedge		—	—	—
Total	23,493,998	—	23,493,998	—